Goodwill - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Goodwill [Line Items]
Impairment of goodwill		$ 31,928	$ 11,941
Goodwill reclassification to held-for-sale assets			(12,300)
Easemob
Goodwill [Line Items]
Impairment of goodwill	$ 31,900	$ 31,928	8,900
Agora and Easemob
Goodwill [Line Items]
Impairment of goodwill			$ 3,100